Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[3] ($)	Average Compensation Actually Paid to Non-PEO NEOs[4] ($)	Total Shareholder Return[5] ($)	Peer Group Total Shareholder Return[6] ($)	Net Income (Loss)[7] ($)	Relative TSR[8] (percentile)
2023	7,794,816	2,787,890	3,049,838	1,443,268	82.68	63.33	83,176,000	42.9%
2022	6,385,922	13,949,213	2,614,802	4,989,801	89.63	62.07	29,275,000	100.0%
2021	6,274,233	1,394,009	4,185,762	2,022,954	89.26	99.51	(24,384,000)	10.0%
2020	5,367,318	7,189,882	2,574,275	3,360,790	94.02	81.56	443,306,000	85.0%

Company Selected Measure Name	Relative TSR*
Named Executive Officers, Footnote	The dollar amounts represent total compensation reported for Mr. Helfand (who has been our PEO since May 2014) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”The dollar amounts represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, William H. (Bill) Griffiths, David S. Weinberg and Orrin S. Shifrin; (ii) for 2022, William H. (Bill) Griffiths, David S. Weinberg and Orrin S. Shifrin; (iii) for 2021, William H. (Bill) Griffiths, David S. Weinberg, Orrin S. Shifrin and Adam S. Markman, including severance payments paid to Mr. Markman in accordance with the terms of his March 1, 2021 separation agreement; and (iv) for 2020, David S. Weinberg, Orrin S. Shifrin and Adam S. Markman.
Peer Group Issuers, Footnote	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the Nareit Office Index.
PEO Total Compensation Amount	$ 7,794,816	$ 6,385,922	$ 6,274,233	$ 5,367,318
PEO Actually Paid Compensation Amount	$ 2,787,890	13,949,213	1,394,009	7,189,882
Adjustment To PEO Compensation, Footnote	The dollar amounts represent the amount of “compensation actually paid” to Mr. Helfand for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described under “Reconciliation of Summary Compensation Amounts to Compensation Actually Paid” below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Helfand during the applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 3,049,838	2,614,802	4,185,762	2,574,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,443,268	4,989,801	2,022,954	3,360,790
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 3, as computed in accordance with Item 402(v) of Regulation S-K and further described under “Reconciliation of Summary Compensation Amounts to Compensation Actually Paid” below. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year.
Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Helfand and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s cumulative TSR over the four years presented in the Pay Versus Performance Table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Helfand and to the Non-PEO NEOs is comprised of equity awards, a significant portion of which is performance-based and linked to the related financial performance measure of relative TSR.
Compensation Actually Paid vs. EQC TSR

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
	The Company does not use net income (loss) as a performance measure in its executive compensation program because it is neither a reliable indication of our Company’s performance nor an effective measure of long-term value creation for our Company. Therefore, even though the amount of compensation actually paid to Mr. Helfand and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s net income (loss) over the four years presented in the Pay Versus Performance Table, we do not view our net income (loss) results as having a direct relationship to our compensation decisions.
Compensation Actually Paid vs. Company Selected Measure
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Helfand and the average amount of compensation actually paid to the Non-PEO NEOs is strongly aligned with the Company’s relative TSR over the four years presented in the Pay Versus Performance Table. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that relative TSR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the named executive officers, for the most recently completed fiscal year, to the Company’s performance. In 2014, the Company began utilizing relative TSR as the primary performance-based vesting condition under our LTIC Program, and we have continued to utilize relative TSR as the primary performance-based vesting requirement under our LTIC Program through the most recent awards granted in 2023.
Compensation Actually Paid vs. EQC Relative TSR

Total Shareholder Return Vs Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the Pay Versus Performance Table was (10.4)%, while the cumulative TSR of the peer group presented for this purpose, the Nareit Office Index, was (37.9)% over the four years presented in the table. Based on an initial $100 investment, the Company’s cumulative TSR outperformed the index by $12.46 in 2020, underperformed the index by $10.24 through 2021, outperformed the index by $27.56 through 2022 and outperformed the index by $19.35 through 2023.
EQC TSR vs. Nareit Office Index TSR

Tabular List, Table

Most Important Financial Performance Measures in Fiscal Year 2023
Relative TSR*
Same Property Cash Net Operating Income**
Same Property Leased Occupancy**

Total Shareholder Return Amount	$ 82.68	89.63	89.26	94.02
Peer Group Total Shareholder Return Amount	63.33	62.07	99.51	81.56
Net Income (Loss)	$ 83,176,000	$ 29,275,000	$ (24,384,000)	$ 443,306,000
Company Selected Measure Amount	0.429	1.000	0.100	0.850
PEO Name	Mr. Helfand	Mr. Helfand	Mr. Helfand	Mr. Helfand
Additional 402(v) Disclosure	The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2023. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
* Relative TSR is the primary performance-based vesting requirement under our LTIC Program.
** Same Property Cash Net Operating Income and Same Property Leased Occupancy are the corporate performance metrics under our STIP.

Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR*
Non-GAAP Measure Description	Represents our cumulative TSR calculated by dividing the sum of the cumulative amount of dividends for the measurement period (as defined in Item 402(v)(2)(iv) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.Relative TSR refers the percentile ranking of our TSR during the applicable year when compared to the TSRs of the other companies that comprise the Nareit Office Index during the applicable year. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that relative TSR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the named executive officers, for the most recently completed fiscal year, to the Company’s performance, because it is the measure the Company utilizes as the primary performance-based vesting requirement under our LTIC Program.

Measure:: 2
Pay vs Performance Disclosure
Name	Same Property Cash Net Operating Income**
Measure:: 3
Pay vs Performance Disclosure
Name	Same Property Leased Occupancy**
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,208,484
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,815,684)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,592
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,489
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,762,807)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	700,479
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,223,139)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,254
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,489
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,510,653)